Stock-Based Compensation - Additional Information (Detail) (USD $)	6 Months Ended		12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Common stock reserved under the 2005 Plan for issuance	0		0	4,474,605
Minimum grant price per share as a percentage of fair market value at the date of the grant			100.00%
Percentage of options vested	25.00%		25.00%
Options vesting period			1 year
Options expiration period			10 years
Minimum options vesting period			2 years
Maximum options vesting period			4 years
Ratio of remaining options shares vested			0.028
Common stock reserved for future issuance	5,791,659		5,791,659	17,635,346
RSUs outstanding	37,760		37,760
Shares of common stock available for grant under 2005 and 2012 Plans	2,127,279		2,127,279	38,672
Weighted average grant date fair value of options granted			6.77	2.28	1.59
Options exercises in period aggregate intrinsic value			5,300,000	902,000	760,000
Options vested grant date fair value			4,600,000	1,200,000	336,000
Cash received from exercise of stock options during the period			1,700,000	408,000.0	113,000.0
Unrecognized compensation cost related to non-vested stock options granted, net	7,000,000		7,000,000
Estimated forfeitures of stock-based awards granted			782,000
Weighted average vesting period			2 years 8 months 5 days
Expected dividend			0
Total stock-based compensation expense			2,570,000	1,484,000	354,000
Non-employees [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Stock options granted to non-employees			0	16,216	0
Total stock-based compensation expense	58,000	0
Product development costs [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Capitalized stock-based compensation			66,000	22,000	17,000
2012 Equity Incentive Plan [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Minimum grant price per share as a percentage of fair market value at the date of the grant			100.00%
Options expiration period			10 years
Common stock reserved for future issuance	2,370,000		2,370,000
Additional number of shares reserved for future issuance	1,000,000		1,000,000
Increase in shares available for issuance			2,100,000
Increase in outstanding common stock			4.00%
Purchase price of restricted stock units granted	$ 0		0
Non-vested RSUs [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Estimated forfeitures of stock-based awards granted			82,000
Unrecognized compensation cost related to non-vested RSUs granted, net of estimated forfeitures	$ 520,000		520,000
Weighted average vesting period of RSUs			3 years 9 months 22 days